Earnings per Share ("EPS")	12 Months Ended
Dec. 31, 2022
Earnings per Share ("EPS")
Earnings per Share ("EPS")

Note 19 – Earnings per Share (“EPS”)

	2022			2021
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$700.6	191.5	$3.66	$733.7	191.1	$3.84
Effect of dilutive securities	—	0.4	(0.01)	—	0.4	(0.01)
Diluted earnings per share	$700.6	191.9	$3.65	$733.7	191.5	$3.83

For the year ended December 31, 2022, a weighted average of 134,488 stock options and 2,295 RSUs (2021 –4,700 stock options and nil RSUs) were excluded in the computation of diluted EPS due to being anti-dilutive.